Dividends and other reserves (Tables)	6 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of dividends

	Six months ended 31 December 2024	Six months ended 31 December 2023
Amounts recognised as distributions to equity shareholders	$ million	$ million
Final dividend for the year ended 30 June 2024 of 62.98 cents per share (2023 - 59.98 cents)	1,399	1,349